UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-10187
                                    --------------------------

                  Principal Partners LargeCap Blend Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (98.28%)
AEROSPACE & DEFENSE (0.70%)
                                                                             $
 Boeing                                                     3,600                182,700
 Northrop Grumman                                             700                 36,820
 Raytheon                                                   1,900                 63,745
 Rockwell Collins                                           3,600                123,192
                                                                                 406,457
AEROSPACE & DEFENSE EQUIPMENT (0.93%)
 General Dynamics                                           1,000                 98,820
 Lockheed Martin                                            4,100                217,259
 United Technologies                                        2,400                224,400
                                                                                 540,479
AGRICULTURAL CHEMICALS (0.42%)
 Agrium                                                     5,200                 75,088
 IMC Global                                                 1,100                 15,015
 Potash Corp. of Saskatchewan                               1,600                154,704
                                                                                 244,807
AIRLINES (0.11%)
 Southwest Airlines                                         4,500                 65,115
APPLIANCES (0.15%)
 Maytag                                                     1,600                 32,800
 Whirlpool                                                    900                 56,196
                                                                                  88,996
APPLICATIONS SOFTWARE (3.52%)
 Citrix Systems /1/                                           900                 15,858
 Intuit /1/                                                 3,500                131,040
 Mercury Interactive /1/                                    1,100                 40,216
 Microsoft                                                 63,000              1,792,980
 Red Hat /1/                                                2,300                 39,376
 Siebel Systems /1/                                         2,100                 16,926
                                                                               2,036,396
AUDIO & VIDEO PRODUCTS (0.08%)
 Digital Theater Systems /1/                                2,000                 46,300
AUTO-CARS & LIGHT TRUCKS (0.44%)
 General Motors                                             5,900                254,526
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Paccar                                                     1,300                 77,948
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.10%)
 TRW Automotive Holdings /1/                                2,800                 58,240
BEVERAGES-NON-ALCOHOLIC (2.24%)
 Coca-Cola                                                 15,100                662,286
 Cott /1/                                                   3,100                 86,738
 Pepsico                                                   10,900                545,000
                                                                               1,294,024
BREWERY (0.29%)
 Anheuser-Busch                                             3,200                166,080
CABLE TV (0.09%)
 Comcast /1/                                                1,800                 49,320
CASINO HOTELS (0.07%)
 Station Casinos                                              900                 38,880

                                                           Shares
                                                            Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO SERVICES (0.26%)
                                                                             $
 International Game Technology                              4,700                151,998
CELLULAR TELECOMMUNICATIONS (0.74%)
 Crown Castle International /1/                             8,400                118,608
 Nextel Communications /1/                                  9,200                209,392
 Western Wireless /1/                                       3,900                102,921
                                                                                 430,921
CHEMICALS-DIVERSIFIED (0.69%)
 Dow Chemical                                               6,600                263,274
 E. I. Du Pont de Nemours                                   3,200                137,184
                                                                                 400,458
CHEMICALS-SPECIALTY (0.29%)
 Cabot                                                      1,600                 60,928
 Great Lakes Chemical                                         600                 14,388
 Millennium Chemicals /1/                                   4,100                 72,365
 Minerals Technologies                                        400                 22,348
                                                                                 170,029
CIRCUIT BOARDS (0.07%)
 Jabil Circuit /1/                                          1,900                 41,325
COMMERCIAL BANKS (0.10%)
 First Horizon National                                     1,300                 56,355
COMMERCIAL SERVICE-FINANCE (0.15%)
 MoneyGram International /1/                                1,500                 28,050
 Moody's                                                      900                 61,290
                                                                                  89,340
COMPUTER SERVICES (0.47%)
 Affiliated Computer Services /1/                           3,100                160,890
 DST Systems /1/                                            2,400                109,344
                                                                                 270,234
COMPUTERS (1.59%)
 Gateway /1/                                                4,000                 18,000
 Hewlett-Packard                                           11,900                239,785
 International Business Machines                            7,600                661,732
                                                                                 919,517
COMPUTERS-INTEGRATED SYSTEMS (1.59%)
 Dell /1/                                                  25,400                900,938
 Jack Henry & Associates                                      900                 17,325
                                                                                 918,263
COMPUTERS-MEMORY DEVICES (0.13%)
 Veritas Software /1/                                       3,800                 72,428
COMPUTERS-PERIPHERAL EQUIPMENT (0.18%)
 Lexmark International /1/                                  1,200                106,200
CONSUMER PRODUCTS-MISCELLANEOUS (0.46%)
 Clorox                                                     1,700                 84,609
 Fortune Brands                                             2,500                180,450
                                                                                 265,059
COSMETICS & TOILETRIES (2.56%)
 Colgate-Palmolive                                          3,000                159,600
 Gillette                                                   5,700                222,186
 Kimberly-Clark                                             2,500                160,175

                                                          Shares
                                                           Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                             $
 Procter & Gamble                                          18,000                938,700
                                                                               1,480,661
CRUISE LINES (0.35%)
 Carnival                                                   4,300                200,423
DATA PROCESSING & MANAGEMENT (0.71%)
 Automatic Data Processing                                  6,300                264,474
 Choicepoint /1/                                              400                 16,800
 First Data                                                   700                 31,227
 Fiserv /1/                                                 2,400                 82,224
 Global Payments                                              400                 18,260
                                                                                 412,985
DECISION SUPPORT SOFTWARE (0.06%)
 NetIQ /1/                                                  3,600                 34,308
DISPOSABLE MEDICAL PRODUCTS (0.11%)
 C.R. Bard                                                  1,200                 66,240
DISTRIBUTION-WHOLESALE (0.27%)
 CDW                                                        1,900                122,170
 Ingram Micro /1/                                           2,200                 31,350
                                                                                 153,520
DIVERSIFIED MANUFACTURING OPERATIONS (6.54%)
 Danaher                                                    3,400                172,210
 General Electric                                          73,300              2,437,225
 Honeywell International                                    7,600                285,836
 Illinois Tool Works                                        2,700                244,404
 ITT Industries                                               500                 39,975
 Roper Industries                                           1,000                 56,000
 Tyco International                                        17,700                548,700
                                                                               3,784,350
DIVERSIFIED MINERALS (0.09%)
 BHP Billiton                                               2,800                 51,744
DRUG DELIVERY SYSTEMS (0.02%)
 Hospira /1/                                                  550                 14,251
E-COMMERCE-SERVICES (1.05%)
 eBay /1/                                                   4,000                313,320
 InterActiveCorp /1/                                        9,700                264,810
 Monster Worldwide /1/                                      1,300                 28,717
                                                                                 606,847
E-SERVICES-CONSULTING (0.08%)
 Digital Insight /1/                                        3,000                 44,490
ELECTRIC-INTEGRATED (2.68%)
 American Electric Power                                    2,000                 62,220
 Constellation Energy Group                                 1,200                 46,260
 Duke Energy                                                9,700                208,550
 Edison International                                       3,200                 85,760
 El Paso Electric /1/                                       2,800                 42,140
 Entergy                                                    1,600                 92,000
 Exelon                                                     4,200                146,580
 FirstEnergy                                                5,600                218,960
 NiSource                                                   4,000                 82,800
 PG&E /1/                                                   3,400                 97,036
 Pinnacle West Capital                                      1,800                 72,900

                                                           Shares
                                                            Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                             $
 PPL                                                        2,700                125,145
 Southern                                                   2,100                 61,488
 TECO Energy                                                3,700                 47,730
 TXU                                                        4,100                162,606
                                                                               1,552,175
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.25%)
 Intel                                                     37,200                906,936
 QLogic /1/                                                 4,500                110,025
 Texas Instruments                                          6,700                142,911
 Xilinx                                                     4,800                141,264
                                                                               1,301,136
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                              1,300                 54,834
ENTERPRISE SOFTWARE & SERVICE (0.64%)
 Oracle /1/                                                35,100                368,901
FIDUCIARY BANKS (0.62%)
 Investors Financial Services                               2,700                123,336
 State Street                                               5,500                235,455
                                                                                 358,791
FILTRATION & SEPARATION PRODUCTS (0.10%)
 Pall                                                       2,400                 55,608
FINANCE-CONSUMER LOANS (0.27%)
 SLM                                                        4,100                155,472
FINANCE-CREDIT CARD (0.71%)
 American Express                                           8,200                412,050
FINANCE-INVESTMENT BANKER & BROKER (4.13%)
 Charles Schwab                                             8,600                 75,508
 Citigroup                                                 28,100              1,238,929
 Goldman Sachs Group                                        2,900                255,751
 Legg Mason                                                   300                 23,562
 Lehman Brothers Holdings                                   2,000                140,200
 Merrill Lynch                                              6,200                308,264
 Morgan Stanley                                             7,000                345,310
                                                                               2,387,524
FINANCE-MORTGAGE LOAN/BANKER (1.08%)
 Federal Home Loan Mortgage                                 5,000                321,550
 Federal National Mortgage Association                      4,300                305,128
                                                                                 626,678
FINANCIAL GUARANTEE INSURANCE (0.56%)
 MGIC Investment                                            2,500                177,500
 Radian Group                                               3,200                147,264
                                                                                 324,764
FOOD-CONFECTIONERY (0.12%)
 Hershey Foods                                              1,400                 67,816
FOOD-MISCELLANEOUS/DIVERSIFIED (0.65%)
 Campbell Soup                                              3,900                 99,801
 General Mills                                              3,500                157,150
 H.J. Heinz                                                   800                 29,512
 Kellogg                                                    2,100                 87,486
                                                                                 373,949
                                                          Shares
                                                           Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.22%)
                                                                             $
 Sysco                                                      3,700                127,465
GOLD MINING (0.34%)
 Newmont Mining                                             4,900                198,303
HEALTH CARE COST CONTAINMENT (0.15%)
 Caremark Rx /1/                                            2,800                 85,400
HOME DECORATION PRODUCTS (0.22%)
 Newell Rubbermaid                                          5,800                125,280
HOTELS & MOTELS (0.04%)
 Fairmont Hotels & Resorts                                    800                 20,600
HUMAN RESOURCES (0.15%)
 Manpower                                                   1,100                 47,905
 Robert Half International                                  1,500                 41,730
                                                                                  89,635
INSURANCE BROKERS (0.24%)
 Marsh & McLennan                                           3,100                137,578
INTERNET APPLICATION SOFTWARE (0.14%)
 MatrixOne /1/                                              7,500                 47,700
 Verity /1/                                                 3,200                 35,616
                                                                                  83,316
INTERNET BROKERS (0.54%)
 Ameritrade Holding /1/                                    25,300                280,577
 E*trade Group /1/                                          2,800                 30,996
                                                                                 311,573
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 F5 Networks /1/                                              900                 23,571
INTERNET SECURITY (0.11%)
 McAfee /1/                                                 3,600                 64,728
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.22%)
 Federated Investors                                        1,100                 30,921
 Franklin Resources                                         2,000                 96,500
                                                                                 127,421
LEISURE & RECREATION PRODUCTS (0.32%)
 Brunswick                                                  2,200                 85,866
 Multimedia Games /1/                                       3,100                 58,683
 WMS Industries /1/                                         1,400                 38,136
                                                                                 182,685
LIFE & HEALTH INSURANCE (0.51%)
 Aflac                                                      2,500                 99,100
 Conseco /1/                                                3,400                 61,132
 Genworth Financial /1/                                     3,500                 79,590
 UnumProvident                                              3,600                 57,420
                                                                                 297,242
MACHINERY-FARM (0.16%)
 Deere                                                      1,500                 94,215
MEDICAL INSTRUMENTS (1.46%)
 Biomet                                                     1,400                 61,586
 Boston Scientific /1/                                      5,200                198,952
 Guidant                                                    2,800                154,896
 Medtronic                                                  6,900                342,723

                                                          Shares
                                                           Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                             $
 St. Jude Medical /1/                                       1,300                 88,569
                                                                                 846,726
MEDICAL LABORATORY & TESTING SERVICE (0.22%)
 Laboratory Corp. of America Holdings /1/                   3,200                125,312
MEDICAL PRODUCTS (2.24%)
 Baxter International                                       2,800                 84,196
 Becton Dickinson                                           1,300                 61,399
 Johnson & Johnson                                         16,800                928,536
 Stryker                                                    2,200                104,896
 Zimmer Holdings /1/                                        1,500                114,465
                                                                               1,293,492
MEDICAL-BIOMEDICAL/GENE (1.25%)
 Amgen /1/                                                  8,300                472,104
 Biogen Idec /1/                                            2,200                132,000
 Chiron /1/                                                 1,300                 59,579
 Genentech /1/                                              1,200                 58,416
                                                                                 722,099
MEDICAL-DRUGS (5.74%)
 Abbott Laboratories                                        6,600                259,710
 Cephalon /1/                                                 600                 30,312
 Eli Lilly                                                  6,800                433,296
 Forest Laboratories /1/                                    3,700                186,073
 Medimmune /1/                                              1,300                 29,952
 Merck                                                     12,500                566,875
 Pfizer                                                    45,000              1,438,200
 Schering-Plough                                            3,300                 64,218
 Wyeth                                                      8,800                311,520
                                                                               3,320,156
MEDICAL-GENERIC DRUGS (0.06%)
 Taro Pharmaceuticals Industries /1/                          300                  6,699
 Watson Pharmaceutical /1/                                  1,100                 27,731
                                                                                  34,430
MEDICAL-HMO (0.85%)
 Anthem /1/                                                 1,300                107,211
 UnitedHealth Group                                         6,100                383,690
                                                                                 490,901
MEDICAL-HOSPITALS (0.23%)
 HCA                                                        3,400                131,410
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.28%)
 AmerisourceBergen                                            600                 32,436
 Cardinal Health                                            2,900                129,050
                                                                                 161,486
METAL-ALUMINUM (0.28%)
 Alcoa                                                      5,000                160,150
MISCELLANEOUS INVESTING (0.34%)
 Duke-Weeks Realty                                          2,600                 79,976
 Simon Property Group                                       1,000                 51,610
 United Dominion Realty Trust                               3,400                 65,926
                                                                                 197,512
MONEY CENTER BANKS (2.99%)
 Bank of America                                            8,821                749,873

                                                           Shares
                                                            Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                             $
 JP Morgan Chase                                           26,188                977,598
                                                                               1,727,471
MOTORCYCLE & MOTOR SCOOTER (0.17%)
 Harley-Davidson                                            1,600                 95,792
MULTI-LINE INSURANCE (3.18%)
 American International Group                              14,800              1,045,620
 Hartford Financial Services Group                          1,800                117,180
 Prudential Financial                                       4,300                200,208
 Safeco                                                    10,100                475,306
                                                                               1,838,314
MULTIMEDIA (2.13%)
 E.W. Scripps                                                 400                 40,968
 Gannett                                                    1,900                157,966
 McGraw-Hill                                                1,100                 82,566
 Meredith                                                     400                 21,152
 Time Warner /1/                                           31,200                519,480
 Viacom                                                    11,300                379,567
 Walt Disney                                                1,300                 30,017
                                                                               1,231,716
NETWORKING PRODUCTS (1.58%)
 Cisco Systems /1/                                         39,400                821,884
 Emulex /1/                                                 3,300                 35,607
 Juniper Networks /1/                                       1,000                 22,960
 Lucent Technologies /1/                                   11,100                 33,855
                                                                                 914,306
NON-HAZARDOUS WASTE DISPOSAL (0.31%)
 Waste Management                                           6,400                180,096
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                               1,300                 54,860
OIL & GAS DRILLING (0.23%)
 Nabors Industries /1/                                        500                 23,250
 Transocean Sedco Forex /1/                                 3,800                107,920
                                                                                 131,170
OIL COMPANY-EXPLORATION & PRODUCTION (0.53%)
 Anadarko Petroleum                                         1,500                 89,685
 Devon Energy                                                 500                 34,745
 EOG Resources                                                700                 44,485
 Murphy Oil                                                 1,800                139,212
                                                                                 308,127
OIL COMPANY-INTEGRATED (5.14%)
 ChevronTexaco                                              6,800                650,420
 ConocoPhillips                                             4,500                354,465
 Exxon Mobil                                               38,600              1,787,180
 Occidental Petroleum                                       1,100                 54,197
 TotalFinaElf                                               1,300                126,555
                                                                               2,972,817
OIL FIELD MACHINERY & EQUIPMENT (0.19%)
 FMC Technologies /1/                                       1,700                 51,000
 Grant Prideco /1/                                          3,200                 60,448
                                                                                 111,448
OIL-FIELD SERVICES (0.80%)
 Baker Hughes                                               2,600                104,780

                                                          Shares
                                                           Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                             $
 BJ Services /1/                                              900                 44,694
 Schlumberger                                               4,900                315,168
                                                                                 464,642
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                                300                 18,477
PAPER & RELATED PRODUCTS (0.66%)
 Bowater                                                      700                 26,110
 International Paper                                        3,800                164,274
 MeadWestvaco                                               2,200                 65,692
 Potlatch                                                   1,900                 76,171
 Weyerhaeuser                                                 800                 49,600
                                                                                 381,847
PHARMACY SERVICES (0.04%)
 Medco Health Solutions /1/                                   800                 24,240
PIPELINES (0.07%)
 Dynegy /1/                                                 6,800                 28,560
 Williams                                                   1,100                 13,365
                                                                                  41,925
PROPERTY & CASUALTY INSURANCE (1.22%)
 St. Paul                                                  17,102                633,971
 XL Capital                                                 1,000                 70,680
                                                                                 704,651
PUBLISHING-NEWSPAPERS (0.27%)
 New York Times                                             1,700                 70,720
 Washington Post                                              100                 86,790
                                                                                 157,510
REGIONAL BANKS (3.54%)
 Comerica                                                   9,700                567,159
 SunTrust Banks                                             1,700                112,115
 U.S. Bancorp                                              26,300                744,290
 Wachovia                                                   6,800                301,308
 Wells Fargo                                                5,600                321,496
                                                                               2,046,368
RETAIL-APPAREL & SHOE (0.63%)
 Abercrombie & Fitch                                        3,200                118,016
 Christopher & Banks                                        3,100                 50,747
 Hot Topic /1/                                              5,400                 85,968
 Ross Stores                                                4,700                108,805
                                                                                 363,536
RETAIL-AUTO PARTS (0.10%)
 O'Reilly Automotive /1/                                    1,500                 60,735
RETAIL-BUILDING PRODUCTS (1.08%)
 Home Depot                                                12,100                408,012
 Lowe's                                                     4,500                219,240
                                                                                 627,252
RETAIL-CONSUMER ELECTRONICS (0.18%)
 Best Buy                                                   2,200                105,952
RETAIL-DISCOUNT (3.18%)
 Dollar Tree Stores /1/                                     2,100                 56,511
 Family Dollar Stores                                       5,300                147,658
 Target                                                     9,500                414,200

                                                           Shares
                                                            Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                             $
 TJX                                                        3,700                 86,839
 Wal-Mart Stores                                           21,400              1,134,414
                                                                               1,839,622
RETAIL-DRUG STORE (0.65%)
 CVS                                                        2,600                108,862
 Walgreen                                                   7,300                265,720
                                                                                 374,582
RETAIL-OFFICE SUPPLIES (0.12%)
 Staples                                                    2,500                 72,200
RETAIL-PET FOOD & SUPPLIES (0.04%)
 PETsMART                                                     800                 24,808
RETAIL-REGIONAL DEPARTMENT STORE (0.22%)
 Kohl's /1/                                                 2,800                128,128
RETAIL-RESTAURANTS (0.96%)
 McDonald's                                                 6,200                170,500
 Panera Bread /1/                                           3,500                129,115
 RARE Hospitality International /1/                         3,400                 95,914
 Starbucks /1/                                              2,100                 98,616
 Yum! Brands /1/                                            1,600                 61,424
                                                                                 555,569
SATELLITE TELECOM (0.17%)
 EchoStar Communications /1/                                3,500                 97,020
SCHOOLS (0.14%)
 Apollo Group /1/                                           1,000                 83,550
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.69%)
 Analog Devices                                             3,000                119,100
 Linear Technology                                          3,200                125,120
 Maxim Integrated Products                                  3,200                153,920
                                                                                 398,140
SEMICONDUCTOR EQUIPMENT (0.35%)
 Applied Materials /1/                                      4,900                 83,153
 Kla-Tencor /1/                                             1,000                 41,210
 Novellus Systems /1/                                       2,800                 75,600
                                                                                 199,963
STEEL PRODUCERS (0.97%)
 International Steel Group /1/                              1,800                 58,914
 Nucor                                                      6,000                501,900
                                                                                 560,814
TELECOMMUNICATION EQUIPMENT (0.61%)
 Andrew /1/                                                   900                  9,765
 Comverse Technology /1/                                    1,100                 18,766
 Nortel Networks /1/                                        5,100                 18,666
 Qualcomm                                                   4,400                303,952
                                                                                 351,149
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.24%)
 Corning /1/                                               10,000                123,600
 JDS Uniphase /1/                                           4,100                 14,145
                                                                                 137,745
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                                  2,200                 32,230

                                                           Shares
                                                            Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (2.64%)
                                                                             $
 SBC Communications                                        23,100                585,354
 Sprint                                                    15,300                285,804
 Verizon Communications                                    17,000                655,180
                                                                               1,526,338
THERAPEUTICS (0.10%)
 Gilead Sciences /1/                                          900                 58,176
TOBACCO (1.23%)
 Altria Group                                              15,000                714,000
TOYS (0.13%)
 Hasbro                                                     4,200                 76,314
TRANSPORT-RAIL (0.42%)
 Burlington Northern Santa Fe                               3,700                131,276
 CSX                                                        3,500                109,550
                                                                                 240,826
TRANSPORT-SERVICES (0.95%)
 United Parcel Service                                      7,600                546,896
WEB PORTALS (0.62%)
 Yahoo /1/                                                 11,600                357,280
WIRELESS EQUIPMENT (0.55%)
 Motorola                                                  13,100                208,683
 Spectrasite /1/                                            2,600                111,800
                                                                                 320,483
                                TOTAL COMMON STOCKS                           56,860,983

                                                          Shares
                                                           Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.24%)
MULTIMEDIA (0.24%)
 News                                                       4,400                139,788
                               TOTAL PREFERRED STOCKS                            139,788

                                                         Principal
                                                           Amount                Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (0.09%)

 U.S. Treasury /2/
                                                         $                   $
  1.32%; 09/23/04                                          50,000                 49,905
                              TOTAL TREASURY BONDS                                49,905
                                                                             -----------

              TOTAL PORTFOLIO INVESTMENTS (98.61%)                            57,050,676
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (1.39%)                                                            802,231
                        TOTAL NET ASSETS (100.00%)                           $57,852,907
                                                                             -------------

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           JULY 31, 2004 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
7 S&P 500 eMini    Buy         $397,075      $385,385      $(11,690)
September, 2004
Futures


/1/  Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,348,247
Unrealized Depreciation                       (2,745,194)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,603,053
Cost for federal income tax purposes         $55,447,623

                                       6


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners LargeCap Blend Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------